Note 3 - Significant Accounting Policies and Recent Accounting Pronouncements	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Significant Accounting Policies [Text Block]
3.
     Significant Accounting Policies and Recent Accounting Pronouncements

We disclosed in Note
2
to our consolidated financial statements included in our Annual Report on Form
10
-K for the year ended
December 31, 2019
those accounting policies that we consider significant in determining our results of operations and financial position. Other than as described below, there have been no
material changes to, or in the application of, the accounting policies previously identified and described in the Form
10
-K.

There have been
no
other recent accounting pronouncements or changes in accounting pronouncements during the three
months ended
March 31, 2020,
as compared to the recent accounting pronouncements described in our Annual Report on Form
10
-K for the fiscal year ended
December 31, 2019,
which we expect to have a material impact on our financial statements.

2.
     Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of GeoVax Labs, Inc. together with those of our wholly-owned subsidiaries, GeoVax, Inc. and Immutak Oncology, Inc. All intercompany transactions have been eliminated in consolidation.

Basis of Presentation

As described in Notes
7
and
11,
effective
April 30, 2019,
we enacted a
one
-for-
five hundred
reverse stock split of our common stock, and effective
January 21, 2020,
we further enacted a
one
-for-
two thousand
reverse split. The accompanying financial statements, and all share and per share information contained herein, have been retroactively restated to reflect the reverse stock splits.

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business for the twelve
-month period following the date of these consolidated financial statements. We are devoting substantially all of our present efforts to research and development. We have funded our activities to date from government grants and clinical trial assistance, and from sales of our equity securities. We will continue to require substantial funds to continue our research and development activities.

We believe that our existing cash resources and government and other collaborative funding commitments will be sufficient to continue our planned operations into the second
quarter of
2020.
Due to our history of operating losses and our continuing need for capital to conduct our research and development activities, there is substantial doubt concerning our ability to operate as a going concern beyond that date. We are currently exploring sources of capital through additional government grants and corporate collaborations. We also intend to secure additional funds through sales of our equity securities or by other means. Management believes that we will be successful in securing the additional capital required to continue the Company’s planned operations, but that our plans do not
fully alleviate the substantial doubt about the Company’s ability to operate as a going concern. Additional funding may
not
be available on favorable terms or at all. If we fail to obtain additional capital when needed, we will be required to delay, scale back, or eliminate some or all of our research and development programs as well as reduce our general and administrative expenses.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles (GAAP) requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may
differ from those estimates.

Cash and Cash Equivalents

We consider all highly liquid investments with a maturity of three
months or less when purchased to be cash equivalents. Our cash and cash equivalents consist primarily of bank deposits and money market accounts. The recorded values approximate fair market values due to the short maturities.

Fair Value of Financial Instruments and Concentration of Credit Risk

Financial instruments that subject us to concentration of credit risk consist primarily of cash and cash equivalents, which are maintained by a high credit quality financial institution. The carrying values reported in the balance sheets for cash and cash equivalents approximate fair values.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. Expenditures for maintenance and repairs are charged to operations as incurred, while additions and improvements are capitalized. We calculate depreciation using the straight-line method over the estimated useful lives of the assets which range from three
to
five
years. We amortize leasehold improvements using the straight-line method over the term of the related lease.

In
February 2016,
the Financial Accounting Standards Board (FASB) issued Accounting Standards Update
No.
2016
-
02,
Leases
(ASU
2016
-
02
). ASU
2016
-
02
sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e. lessees and lessors). The new standard requires lessees to classify leases as either financing or operating leases based on the principle of whether or not
the lease is effectively a financed purchase by the lessee. This classification determines whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than
12
months regardless of their classification. Leases with a term of
12
months or less will be accounted for similar to prior guidance for operating leases. We adopted ASU
2016
-
02
effective
January 1, 2019;
such adoption had
no
material impact on our financial statements, given that the noncancelable term of our current lease is less than
12
months (see Note
6
).

Impairment of Long-Lived Assets

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may
not
be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future net cash flows expected to be generated by such assets. If we consider such assets to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the expected future net cash flows from the assets.

Accrued
Expenses

As part of the process of preparing our financial statements, we estimate expenses that we believe we have incurred, but have not
yet been billed by our
third
-party vendors. This process involves identifying services and activities that have been performed by such vendors on our behalf and estimating the level to which they have been performed and the associated cost incurred for such service as of each balance sheet date.

Net Loss Per Share

Basic and diluted loss per common share are computed based on the weighted average number of common shares outstanding. Common share equivalents consist of common shares issuable upon conversion of convertible preferred stock, and upon exercise of stock options and stock purchase warrants. All common share equivalents are excluded from the computation of diluted loss per share since the effect would be anti-dilutive. The weighted average number of common share equivalents which were excluded from the computation of diluted loss per share, totaled
11,157
and
193
shares at
December 31, 2019
and
2018,
respectively. See Note
7
for more information concerning our outstanding common share equivalents at
December 31, 2019
that could potentially dilute earnings per share in the future.

In
July 2017,
the FASB issued Accounting Standards Update
2017
-
11,
(Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception
(“ASU
2017
-
11”
), which amends Accounting Standards Codification Topic
260,
Earnings Per Share, Topic
480,
Distinguishing Liabilities from Equity, and Topic
815,
Derivatives and Hedging. ASU
2017
-
11
changes the classification of certain equity-linked financial instruments (or embedded features) with down round features and clarifies existing disclosure requirements for equity-classified instruments. We adopted ASU
2017
-
11
effective
January 1, 2019;
such adoption had
no
material impact on our financial statements.

Revenue Recognition

In
May 2014,
the FASB issued Accounting Standards Update
2014
-
09,
Revenue from Contracts with Customers
(ASU
2014
-
09
), which created a new Topic, Accounting Standards Codification Topic
606.
The standard is principle-based and provides a
five
-step model to determine when and how revenue is recognized. The core principle is that an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. We adopted ASU
2014
-
09
effective
January
1,
2018
using the modified retrospective transition method. Under this method, our prior results will remain as reported and starting in
2018
are recognized under the new method. The adoption of ASU
2014
-
09
had
no
material impact on the measurement, timing, or recognition of our grant and collaboration revenues, nor on the related research and development expenses.

Grant revenue – We receive payments from government entities under non-refundable grants in support of our vaccine development programs. We record revenue associated with these grants when the reimbursable costs are incurred and we have complied with all conditions necessary to receive the grant funds.

Research collaborations – We are pursuing a strategy of co-developing or licensing our technology for specific vaccine development approaches and/or disease indications. We have entered into multiple collaborative research and development agreements and have received third
-party funding for preclinical research under certain of these arrangements. Each agreement is evaluated in accordance with the process defined by ASU
2014
-
09
and revenue is recognized accordingly.

Research and Development Expense

Research and development expense primarily consists of costs incurred in the discovery, development, testing and manufacturing of our product candidates. These expenses consist primarily of (i) salaries, benefits, and stock-based compensation for personnel, (ii) laboratory supplies and facility-related expenses to conduct development, (iii) fees paid to third
-party service providers to perform, monitor and accumulate data related to our preclinical studies and clinical trials, (iv) costs related to sponsored research agreements, and (v) costs to procure and manufacture materials used in clinical trials. These costs are charged to expense as incurred.

Patent Costs

Our expenditures relating to obtaining and protecting patents are charged to expense when incurred and are included in general and administrative expense.

Period
-
to
-
Period Comparisons

Our operating results are expected to fluctuate for the foreseeable future. Therefore, period-to-period comparisons should not
be relied upon as predictive of the results for future periods.

Income Taxes

We account for income taxes using the liability method. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted rates in effect for the year in which temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance unless, in the opinion of management, it is more likely than not
that some portion or all of the deferred tax assets will be realized.

Stock-Based Compensation

We account for stock-based transactions in which the Company receives services from employees, directors or others in exchange for equity instruments based on the fair value of the award at the grant date. Stock-based compensation cost for awards of common stock is estimated based on the price of the underlying common stock on the date of issuance. Stock-based compensation cost for stock options or warrants is estimated at the grant date based on each instrument’s fair value as calculated by the Black-Scholes option pricing model. We recognize stock-based compensation cost as expense ratably on a straight-line basis over the requisite service period for the award. See Note
7
for additional stock-based compensation information.

In
May 2017,
the FASB issued Accounting Standards Update
2017
-
09,
Scope of Modification
Accounting
(“ASU
2017
-
09”
), which amends Accounting Standards Codification Topic
718,
Compensation – Stock Compensation. ASU
2017
-
09
is an attempt to provide clarity and reduce both (
1
) diversity in practice and (
2
) cost and complexity when applying the guidance in Topic
718
Compensation – Stock Compensation, to a change to the terms or conditions of a share-based payment award. We adopted ASU
2017
-
09
effective
January 1, 2018;
such adoption had
no
material impact on our financial statements.

In
June 2018,
the FASB issued Accounting Standards Update
2018
-
07,
Improvements to Nonemployee Share-Based Payment Accounting
(ASU
2018
-
07
), that expands the scope of Topic
718
to include share-based payment transactions for acquiring goods and services from nonemployees. We adopted ASU
2018
-
07
effective
January 1, 2019;
such adoption had
no
material impact on our financial statements.

Other
Recent Accounting Pronouncements

Except as discussed above, there have been
no
recent accounting pronouncements or changes in accounting pronouncements which we expect to have a material impact on our financial statements, nor do we believe that any recently issued, but not
yet effective, accounting standards if currently adopted would have a material effect on our financial statements.